Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 844,000	$ 759,000	$ 863,000
Generic Pharmaceutical Product [Member]
Commitments And Contingencies [Line Items]
Purchase Obligation	46,000
Recipharm AB [Member]
Commitments And Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 22,500,000
Long-term Purchase Commitment, Period	5 years